[front cover]

AMERICAN CENTURY

Fund Profile

[american century logo (reg.sm)]
American Century

Income & Growth Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the  fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

[photos of woman and girls blowing bubbles, men talking, woman at computer]

                                                               JANUARY 24, 2000
                                                                 INVESTOR CLASS

 You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
  Investor Centers. See the back cover for additional telephone numbers and our address.

INCOME & GROWTH FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Income & Growth seeks dividend growth, current income and capital appreciation by investing in common stocks.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund's investment strategy utilizes quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the fund managers rank stocks, primarily the 1,500 largest publicly traded companies in the United States (measured by the value of their stock), from most attractive to least attractive. This is determined by using a computer model that combines measures of a stock's value as well as measures of its growth potential. To measure value, the fund managers use ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the fund managers use, among others, the rate of growth of a company's earnings and changes in the earnings estimates for a company.

    In the second step, the fund managers use a technique called portfolio optimization. With portfolio optimization, the fund managers use a computer model to build a portfolio of stocks that they believe will provide the optimal balance between risk and expected return of the portfolio as measured in the stock ranking completed in the first step. The goal is to create a fund that provides better returns than the S&P 500 without taking on significant additional risk. When building the fund's portfolio, the fund managers also attempt to create a dividend yield for the fund that will be greater than that of the S&P 500.

    The fund may invest in securities other than stocks, such as convertible securities, foreign securities, short-term instruments and non-leveraged stock index futures contracts. "Non-leveraged" means that the fund may not invest in futures contracts where it would be possible to lose more than the fund invested.

    Additional information about Income & Growth's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING  IN THE FUND?

    * The value of Income & Growth's shares depends on the value of the stocks and other securities it owns. The value of the individual securities that the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    * Market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

    * As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    * Although the fund managers invest the fund's assets primarily in U.S.
    stocks, Income & Growth can invest in securities of foreign companies.
    Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and the lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

    In summary, Income & Growth is intended for investors who seek dividend growth, current income and capital appreciation through an equity fund and who are willing to accept the risks associated with the fund's investment strategy.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Income &
    Growth's Investor Class shares for each full calendar year since the fund's inception on December 17, 1990. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and performance information below are not intended to indicate how the fund will perform in the future.

Income & Growth                               American Century Investments

[data shown in bar chart]

Calendar Year-By-Year Returns

                    1999      1998     1997     1996     1995      1994     1993     1992     1991
Income & Growth    17.96%    27.67%   34.52%   24.15%   36.88%    -0.55%   11.31%    7.86%   39.08%

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                                 Highest                    Lowest
---------------------------------------------------------------------------
Income & Growth           22.18% (4Q 1998)        -11.29% (3Q 1998)

    The following table shows the average annual total returns of the fund's
    Investor Class shares for the periods indicated. The S&P 500 Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

                          1 YEAR           5 YEARS            LIFE OF FUND(1)

AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1999)

Income & Growth            17.96%           28.02%                21.43%
S&P 500 Index              21.04%           28.56%                20.78%(2)

     (1) The inception date for Income & Growth is December 17, 1990.

     (2) Since December 13, 1990, the date nearest the fund's inception for which data are available.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century funds

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

    ANNUAL FUND OPERATING EXPENSES
    (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

               Management Fee                                   0.68%(1)
               Distribution and Service (12b-1) Fees            None
               Other Expenses                                   0.00%(2)
               Total Annual Fund Operating Expenses             0.68%

    (1) Based on expenses incurred during the fund's most recent fiscal year.
        The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

    (2) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel and interest, are expected to be less than 0.005% for the current fiscal year.

        EXAMPLE

             Assuming you . . .

             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

             1 year           3 years         5 years           10 years
               $69              $217            $378              $844

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND  PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the Income & Growth team:

    JOHN SCHNIEDWIND, Senior Vice President and Group Leader-Quantitative
    Equity, has been a member of the team that manages Income & Growth since its inception. He joined American Century in 1982 and also supervises other portfolio management teams. He has degrees from Purdue University and an MBA in finance from the University of California. He is a Chartered Financial
    Analyst.

Income & Growth                                                Fund Profile

    JEFFREY R. TYLER, Senior Vice President and Portfolio Manager, has been a member of the team that manages Income & Growth since June 1997. He joined American Century as a Portfolio Manager in 1988. He has a bachelor's degree in business economics from the University of California and an MBA in finance and economics from Northwestern University. He is a Chartered
    Financial Analyst.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    * Complete and return an application along with an investment check payable to American Century Investments

    * If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund

    * Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional and
    Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Income & Growth for shares in nearly 70 other mutual funds offered by American Century.
    Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Income & Growth pays distributions of substantially all of its income quarterly. Distributions from realized capital gains are paid twice a year, usually in March and December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier  for you to manage your account, such as

    * telephone transactions
    * wire and electronic funds transfers
    * 24-hour Automated Information Line transactions
    * 24-hour online Internet account access and transactions

    You will find more information about these choices in Your Guide to American
    Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
    Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo (reg.sm)]
American Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at WWW.AMERICANCENTURY.COM

SH-PRF-18995   0001                      Funds Distributor, Inc., Distributor

[front cover]

AMERICAN CENTURY

Fund Profile

[american century logo (reg.sm)]
American Century

Equity Growth Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about thefund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

[photos of woman and girls blowing bubbles, men talking, woman at computer]

                                                               JANUARY 24, 2000
                                                                 INVESTOR CLASS

 You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
  Investor Centers. See the back cover for additional telephone numbers and our address.

EQUITY GROWTH FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Equity Growth seeks capital appreciation by investing in common stocks.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund's investment strategy utilizes quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the fund managers rank stocks, primarily the 1,500 largest publicly traded companies in the United States (measured by the value of their stock), from most attractive to least attractive. This is determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the fund managers use ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the fund managers use, among others, the rate of growth of a company's earnings and changes in the earnings estimates for a company.

    In the second step, the fund managers use a technique called portfolio optimization. In portfolio optimization, the fund managers use a computer model to build a portfolio of stocks that they believe will provide the optimal balance between risk and expected return of the portfolio, as measured in the stock ranking completed in the first step. The goal is to create a fund that provides better returns than the S&P 500 without taking on significant additional risk.

    The fund may invest in securities other than stocks, such as convertible securities, foreign securities, short-term instruments and non-leveraged stock index futures contracts. "Non-leveraged" means that the fund may not invest in futures contracts where it would be possible to lose more than the fund invested.

    Additional information about Equity Growth's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING  IN THE FUND?

    * The value of Equity Growth's shares depends on the value of the stocks and other securities it owns. The value of the individual securities that the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    * Market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

    * As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    * Although the fund managers invest the fund's assets primarily in U.S.
    stocks, Equity Growth can invest in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and the lack of uniform financial reporting and regulatory practices similar to those that apply in the United
    States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

    In summary, Equity Growth is intended for investors who seek capital appreciation through an equity fund and who are willing to accept the risks associated with the fund's investment strategy.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Equity Growth's
    Investor Class shares for each full calendar year since the fund's inception on May 9, 1991. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

Equity Growth                                 American Century Investments

[data shown in bar chart]

Calendar Year-By-Year Returns
                   1999     1998     1997     1996     1995      1994     1993     1992
Equity Growth     18.47%   25.45%   36.06%   27.34%   34.56%    -0.23%   11.42%    4.13%

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                   Lowest
---------------------------------------------------------------------------
Equity Growth             23.10% (4Q 1998)        -13.88% (3Q 1998)

    The following table shows the average annual total returns of the fund's
    Investor Class shares for the periods indicated. The S&P 500 Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

                        1 YEAR           5 YEARS           LIFE OF FUND(1)

AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1999)

Equity Growth            18.47%           28.20%               19.63%
S&P 500 Index            21.04%           28.56%               19.54%

    (1) The inception date for Equity Growth is May 9, 1991.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century funds

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

    ANNUAL FUND OPERATING EXPENSES
    (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

           Management Fee                                   0.68%(1)
           Distribution and Service (12b-1) Fees            None
           Other Expenses                                   0.00%(2)
           Total Annual Fund Operating Expenses             0.68%

    (1) Based on expenses incurred during the fund's most recent fiscal year.
        The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

    (2) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel and interest, are expected to be less than 0.005% for the current fiscal year.

        EXAMPLE

             Assuming you . . .

             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

             1 year           3 years         5 years           10 years
              $69               $217            $378               $844

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND  PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the Equity Growth team:

    JOHN SCHNIEDWIND, Senior Vice President and Group Leader - Quantitative
    Equity, has been a member of the team that manages Equity Growth since its inception. He joined American Century in 1982 and also supervises other portfolio management teams. He has degrees from Purdue University and an MBA in finance from the University of California. He is a Chartered Financial
    Analyst.

Equity Growth                                                  Fund Profile

    JEFFREY R. TYLER, Senior Vice President and Portfolio Manager, has been a member of the team that manages Equity Growth since June 1997. He joined
    American Century as a Portfolio Manager in 1988. He has a bachelor's degree in business economics from the University of California and an MBA in finance and economics from Northwestern University. He is a Chartered
    Financial Analyst.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    * Complete and return an application along with an investment check payable to American Century Investments

    * If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund

    * Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional and
    Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Equity Growth for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Equity Growth pays distributions of substantially
    all of its income quarterly. Distributions from realized capital gains are paid twice a year, usually in March and December. Distributions may be taxable as ordinary income, capital gains or a combination of the two.
    Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier  for you to manage your account, such as

    * telephone transactions
    * wire and electronic funds transfers
    * 24-hour Automated Information Line transactions
    * 24-hour online Internet account access and transactions

    You will find more information about these choices in Your Guide to American
    Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
    Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo (reg.sm)]
American Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at WWW.AMERICANCENTURY.COM

SH-PRF-18996   0001                      Funds Distributor, Inc., Distributor

[front cover]

AMERICAN CENTURY

Fund Profile

[american century logo (reg.sm)]
American Century

Small Cap Quantitative Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about thefund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

[photos of woman and girls blowing bubbles, men talking, woman at computer]

                                                               JANUARY 24, 2000
                                                                 INVESTOR CLASS

 You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
  Investor Centers. See the back cover for additional telephone numbers and our address.

SMALL CAP QUANTITATIVE FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Small Cap Quantitative seeks capital appreciation by investing primarily in common stocks of small companies.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund's investment strategy utilizes quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the fund managers rank stocks, primarily of smaller companies
    (measured by the value of their stock), from most attractive to least attractive. This is determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the fund managers use ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the fund managers use, among others, the rate of growth of a company's earnings and changes in the earnings estimates for a company.

    In the second step, the fund managers use a technique called portfolio optimization. In portfolio optimization, the fund managers use a computer model to build a portfolio of stocks that they believe will provide the optimal balance between risk and expected return of the portfolio, as measured in the stock ranking completed in the first step. The goal is to create a fund that provides better returns than the S&P Small-Cap 600
    Index without taking on significant additional risk.

    The fund invests primarily in common stocks of companies which, at the time of investment, have market capitalization not greater than that of the largest company in the S&P Small-Cap 600 Index. The S&P Small-Cap
    600 Index is an unmanaged stock index that tracks the performance of equity securities of smaller companies. As of September 30, 1999, the largest company in the index had a market capitalization of approximately $4.16 billion, while the median company in the index had a market capitalization of approximately $473 million.

    The fund may invest in securities other than stocks, such as convertible securities, foreign securities, short-term instruments and non-leveraged stock index futures contracts. "Non-leveraged" means that the fund may not invest in futures contracts where it would be possible to lose more than the fund invested.

    Additional information about Small Cap Quantitative's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING  IN THE FUND?

    * The value of Small Cap Quantitative's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    * Market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

    * As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    * Although the fund managers invest the fund's assets primarily in U.S.
    stocks, Small Cap Quantitative can invest in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and the lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

Small Cap Quantitative                        American Century Investments

    In summary, Small Cap Quantitative is intended for investors who seek capital appreciation through a small capitalization equity fund and who are willing to accept the risks associated with the fund's investment strategy.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Small Cap
    Quantitative's Investor Class shares for each full calendar year since the fund's inception on July 31, 1998. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

[data shown in bar chart]

Calendar Year-By-Year Returns

                             1999
Small Cap Quantitative       9.76%

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                   Lowest
---------------------------------------------------------------------------
Small Cap Quantitative     17.40% (2Q 1999)        -13.92% (1Q 1999)

    The following table shows the average annual total returns of the fund's
    Investor Class shares for the periods indicated. The Small-Cap 600 Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. For current performance information, including yields, please call us or access our Web site.

                               1 YEAR              LIFE OF FUND(1)

AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1999)

Small Cap Quantitative          9.76%                  7.08%
Small-Cap 600 Index            12.41%                  9.13%

        (1) The inception date for Small Cap Quantitative is July 31, 1998.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century funds

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

    ANNUAL FUND OPERATING EXPENSES
    (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

            Management Fee                                      0.87%(1)
            Distribution and Service (12b-1) Fees               None
            Other Expenses                                      0.00%(2)
            Total Annual Fund Operating Expenses                0.87%

    (1) Based on expenses incurred during the fund's most recent fiscal year.
        The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

    (2) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel and interest, are expected to be less than 0.005% for the current fiscal year.

        EXAMPLE

             Assuming you . . .

             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

                      1 year                        3 years
                       $89                            $277

              Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND  PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the Small Cap Quantitative team:

    JOHN SCHNIEDWIND, Senior Vice President and Group Leader--Quantitative
    Equity, supervises the team that manages Small Cap Quantitative. He has been a member of the team that manages the fund since its inception in July 1998.
    He has degrees from Purdue University and an MBA in finance from the
    University of California. He is a Chartered Financial Analyst.

Small Cap Quantitative                                         Fund Profile

    KURT BORGWARDT, Vice President, Portfolio Manager and Director of
    Quantitative Equity Research, joined American Century in 1990, and has managed the quantitative equity research effort since then. He has been a member of the team that manages the fund since its inception in July 1998.
    He has a degree from Stanford University and an MBA with a specialization in finance from the University of Chicago. He is a Chartered Financial Analyst.

    WILLIAM MARTIN, Vice President and Portfolio Manager, has been a member of the team that manages the fund since its inception in July 1998. He joined
    American Century in 1989. He has a bachelor's degree in economics from the
    University of Illinois. He is a Chartered Financial Analyst.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    * Complete and return an application along with an investment check payable to American Century Investments

    * If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund

    * Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional and
    Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Small Cap Quantitative for shares in nearly 70 other mutual funds offered by American Century.
    Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Small Cap Quantitative pays distributions of substantially all of its income quarterly. Distributions from realized capital gains are paid twice a year, usually in March and December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier  for you to manage your account, such as

    * telephone transactions
    * wire and electronic funds transfers
    * 24-hour Automated Information Line transactions
    * 24-hour online Internet account access and transactions

    You will find more information about these choices in Your Guide to American
    Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
    Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo (reg.sm)]
American Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at WWW.AMERICANCENTURY.COM

SH-PRF-18997   0001                      Funds Distributor, Inc., Distributor

[front cover]

AMERICAN CENTURY

Fund Profile

[american century logo(reg. sm)]
American
Century

Utilities Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about thefund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

[photos of woman and girls blowing bubbles, men talking, woman at computer]

                                                               JANUARY 24, 2000
                                                                 INVESTOR CLASS

 You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
  Investor Centers. See the back cover for additional telephone numbers and our address.

UTILITIES FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Utilities seeks current income and long-term growth of capital and income.
    The fund invests primarily in equity securities of companies engaged in the utilities industry.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    Utilities invests primarily in equity securities of companies engaged in the utilities industry. The fund's investment strategy utilizes quantitative management techniques in a two-part process that utilizes computer technology. The first part involves ranking stocks on the basis of their growth and valuation characteristics. Examples of growth characteristics are earnings growth rates and changes in analyst earnings estimates. Examples of valuation characteristics are price-to-earnings and price-to-book ratios.

    In the second part of the process, the fund managers use a technique called portfolio optimization. In portfolio optimization, the fund managers use a computer model to build a portfolio of stocks that they believe will provide the optimal balance between risk relative to the fund's benchmark, which is described below, and expected return of the fund, as measured in the stock ranking completed in the first step.

    Under normal market conditions, Utilities invests at least 75% of its total assets in stocks of companies engaged in the utilities industry. Of this
    75%, the fund managers will not buy shares of a company unless 50% or more of the company's revenues or net profits come from the ownership or operation of facilities used to provide electricity, natural gas, telecommunications services, cable television, water or sanitary services.
    Utilities may invest up to 25% of its total assets in fixed-income securities.

    The fund may invest in securities other than stocks, such as convertible securities, foreign securities, short-term instruments and non-leveraged stock index futures contracts. "Non-leveraged" means that the fund may not invest in futures contracts where it would be possible to lose more than the fund invested.

    The fund's benchmark is a market capitalization-weighted index of companies engaged in the utilities industry as defined above and whose shares are traded in the United States. It is an internally developed index maintained by the fund advisor. The index is changed periodically to reflect corporate actions such as mergers and acquisitions. It also may be changed to reflect underlying trends in the utilities industry over time. Changes in the index may induce changes to the fund's holdings. As of the end of December 1998, the benchmark was comprised of 163 companies with an aggregate market capitalization of almost $1.02 trillion. The average market capitalization of the companies in the benchmark was $6.26 billion.

    Additional information about Utilities' investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING  IN THE FUND?

    * The value of Utilities' shares depends on the value of the stocks and other securities it owns. The value of the individual securities that the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    * As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Utilities                                     American Century Investments

    * Because Utilities concentrates its investments in utilities companies, it may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. As an example of these risks, companies in the telecommunications and electric utilities industries have experienced substantial changes in the amount and type of regulation at the state and federal levels. While creating opportunities for some companies, it also has increased the uncertainty for others with respect to future revenues and earnings. This trend may continue for some time and increased share price volatility may result.

    * Although the fund managers invest the fund's assets primarily in U.S.
    stocks, Utilities can invest in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States.
    These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

    In summary, Utilities is intended for investors who seek current income and long-term capital growth and income through investments in utilities companies, and who are willing to accept the risks associated with the fund's investment strategy.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Utilities' Investor
    Class shares for each full calendar year since the fund's inception on March
    1, 1993. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

[data shown in bar chart]
     Calendar Year-By-Year Returns
          1999        11.46%
          1998        27.43%
          1997        38.82%
          1996         4.82%
          1995        35.70%
          1994       -10.03%

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    Utilities                 18.04% (4Q 1997)        -8.70% (1Q 1994)

    The following table shows the average annual total returns of the fund's
    Investor Class shares for the periods indicated. The S&P 500, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. For current performance information, including yields, please call us or access our Web site.

                                       1 YEAR     5 YEARS      LIFE OF FUND(1)
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1999)
               Utilities               11.46%      22.36%          15.21%
               S&P 500             21.04%      28.56%          21.70%
               Fund Benchmark(2)       12.36%      23.98%          16.37%

        (1) The inception date for Utilities is March 1, 1993.

        (2) The Fund Benchmark consists of approximately 163 utility stocks that meet the fund's investment criteria. The benchmark's composition by industry group is approximately 50% telephone and communication services, 35% electric and 15% natural gas companies.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century funds

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         Management Fee                           0.68%(1)
         Distribution and Service (12b-1) Fees      None
         Other Expenses                           0.00%(2)
         Total Annual Fund Operating Expenses        0.68%

        (1) Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

        (2) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel and interest, were less than
        0.005% for the most recent fiscal year.

Utilities                                                      Fund Profile

           EXAMPLE
             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above
                . . . your cost of investing in the fund would be:

                         1 year         3 years       5 years         10 years
                          $69            $217          $378             $844

              Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND  PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the Utilities team:

    JOHN SCHNIEDWIND, Senior Vice President and Group Leader-Quantitative
    Equity, joined American Century in 1982, and has been a member of the team that manages Utilities since its inception in March 1993. He has degrees from Purdue University and the University of California-Berkeley. He is a
    Chartered Financial Analyst.

    KURT BORGWARDT, Vice President, Portfolio Manager and Director of
    Quantitative Equity Research, joined American Century in 1990 and has served as the Director of Quantitative Equity Research since then. He joined the team managing Utilities in May 1997. He has a degree from Stanford
    University and an MBA with a specialization in finance from the University of Chicago. He is a Chartered Financial Analyst.

    JOSEPH B. STERLING, Portfolio Manager, joined the team managing Utilities in
    June 1997. He joined American Century in 1989 as an Equity Research Analyst
    and held that position until being promoted to Associate Portfolio Manager in December 1995. He has a bachelor's degree from the University of
    California-Berkeley.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    * Complete and return an application along with an investment check payable to American Century Investments

    * If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund

    * Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional and
    Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Utilities for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply.
    For your protection, some redemption requests require a signature guarantee

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Utilities pays distributions of substantially all of its income quarterly.
    Distributions from realized capital gains are paid semiannually, usually in
    March and December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

Utilities                                     American Century Investments

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier  for you to manage your account, such as

    * telephone transactions
    * wire and electronic funds transfers
    * 24-hour Automated Information Line transactions
    * 24-hour online Internet account access and transactions

    You will find more information about these choices in Your Guide to American
    Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
    Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

Utilities                                                      Fund Profile

--------------------------------------------------------------------------------
[american century logo(reg. sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at   WWW.AMERICANCENTURY.COM     [link to web site with arrow]

SH-PRF-19041   0001                      Funds Distributor, Inc., Distributor

[front cover]

AMERICAN CENTURY

Fund Profile

[american century logo(reg. sm)]
American
Century

Global Gold Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about thefund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

[photos of woman and girls blowing bubbles, men talking, woman at computer]

                                                               JANUARY 24, 2000
                                                                 INVESTOR CLASS

 You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
  Investor Centers. See the back cover for additional telephone numbers and our address.

GLOBAL GOLD FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Global Gold seeks to realize a total return (capital growth and dividends)
    consistent with investment in securities of companies that are engaged in mining, processing, fabricating or distributing gold or other precious metals throughout the world.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund's investment strategy utilizes quantitative management techniques as well as fundamental stock selection in a two-part process. The first part involves selecting stocks based on several valuation criteria, without comparing the fund's holdings to the holdings of an index or benchmark.

    In the second part of the process, the managers use a technique called portfolio optimization. In portfolio optimization, the managers use a computer model to build a portfolio of stocks that they believe will provide the optimal balance between risk relative to the fund's benchmark, which is described below, and expected return of the fund, as measured in the stock ranking completed in the first step. The goal is to create a fund that produces performance similar to performance of the worldwide gold equities market.

    The managers use a proprietary benchmark that the advisor developed and monitors that represents the worldwide gold equities market. This proprietary benchmark contains securities of companies engaged in mining, processing, exploring for or otherwise dealing with gold or other precious metals (Gold Companies). To be included in the benchmark, Gold Companies must be a certain size and receive a minimum percentage of their revenues from gold-related activities or have a minimum percentage of their assets invested in gold-related assets.

    Global Gold will concentrate its investments in securities of Gold
    Companies. Under normal circumstances, at least 65% of the value of the fund will be invested in such companies. When the managers believe that it is prudent, the fund may invest in securities other than stocks, such as convertible securities, sponsored or unsponsored American Depositary
    Receipts, gold, gold certificates or gold futures. Normally, the fund managers will invest in securities of companies in at least three different countries.

    The fund may invest in securities other than stocks, such as convertible securities, foreign securities other than stocks, short-term instruments and non-leveraged stock index futures contracts. "Non-leveraged" means that the fund may not invest in futures contracts where it would be possible to lose more than the fund invested. Global Gold also may purchase debt securities, such as notes, bonds, debentures or commercial paper.

    Additional information about Global Gold's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * The value of Global Gold's shares depends on the value of the stocks and other securities it owns. The value of the individual securities Global Gold owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    * As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    * Because Global Gold concentrates its investments in Gold Companies, it may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. Gold stocks generally are considered speculative because of their high share price volatility, and the fund's share price may be affected by this volatility.

    * Many investors believe that gold investments hedge against inflation, currency devaluations, and general stock market declines, but there is no guarantee that these historical inverse relationships will continue.

Global Gold                                    American Century Investments

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    *  to buy fund shares directly from American Century

    *  to reinvest dividends in additional shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

     SHAREHOLDER FEES

     (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
           Global Gold Redemption Fee (as a percentage of amount redeemed)
              Shares held less than 180 days 2.00%(1) Shares held 180 days or more None

        (1) This redemption fee is retained by the fund.

        ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
           Management Fee                                 0.68%(1)
           Distribution and Service (12b-1) Fees          None
           Other Expenses                                 0.00%(2)
           Total Annual Fund Operating Expenses           0.68%

        (1) Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

        (2) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel and interest, were less than
        0.005% for the most recent fiscal year.

           EXAMPLE
             Assuming you . . .
             * invest $10,000 in the fund
             * redeem your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above
                . . . your cost of investing in the fund would be:

                     1 year         3 years        5 years         10 years
                       $69            $217          $378             $844

            Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND  PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the Global Gold team:

    JOHN SCHNIEDWIND, Senior Vice President and Group Leader-Quantitative
    Equity, joined American Century in 1982, and supervises the portfolio management team that manages Global Gold. He has degrees from Purdue
    University and an MBA in finance from the University of California. He is a
    Chartered Financial Analyst.

    WILLIAM MARTIN, Vice President and Senior Portfolio Manager, has served on the management team for Global Gold since its inception. He joined American
    Century in 1989. He has a degree from the University of Illinois. He is a
    Chartered Financial Analyst.

    JOSEPH STERLING, Portfolio Manager, joined the team managing Global Gold in
    June 1997. He joined American Century in 1989 as an Equity Research Analyst
    and held that position until he was promoted to Associate Portfolio Manager in December 1995. He has a bachelor's degree from the University of
    California-Berkeley.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    * Complete and return an application along with an investment check payable to American Century Investments

    * If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund

    * Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional and
    Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

Global Gold                                    American Century Investments

    *  Global Gold invests primarily in foreign securities, which generally involves greater risks than investing in U.S. securities. These risks are summarized below

    Currency Risk. In addition to changes in the value of the fund's investments, changes in the value of foreign currencies against the U.S.
    dollar also could result in gains or losses to the fund. The value of a share of Global Gold is determined in U.S. dollars. The fund's investments, however, generally are held in the foreign currency of the country where investments are made. As a result, the fund could recognize a gain or loss based solely upon a change in the exchange rate between the foreign currency and the U.S. dollar.

    Political and Economic Risk. Many countries where the fund invests are not as politically or economically developed as the United States. As a result, the economies and political and social structures of these countries could be unstable and exert forces that could cause the value of the fund's investments to decrease. The fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

    Market and Trading Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the fund to buy and sell securities. These factors could result in a loss to the fund by causing the fund to be unable to dispose of an investment, by causing the fund to miss an attractive investment opportunity, or by causing fund assets to be uninvested for some period of time.

    Availability of Information. Foreign companies generally are not subject to the regulatory controls or uniform accounting, auditing, and financial reporting standards imposed on U.S. issuers. As a result, there may be less publicly available information about foreign issuers than is available regarding U.S. issuers.

    In summary, Global Gold is intended for investors who find Gold Companies an appropriate investment and who are willing to accept the increased risk associated with the fund's investment strategy. An investment in the fund should not be considered a complete investment program and is not appropriate for investors who are unable to tolerate rapid fluctuations in the value of their investment.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Global Gold's
    Investor Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year.
    The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

[data shown in bar chart]
     Calendar Year-By-Year Returns
         1999      -3.18%
         1998     -12.18%
         1997     -41.47%
         1996      -2.76%
         1995       9.25%
         1994     -16.75%
         1993      81.22%
         1992      -8.65%
         1991     -11.23%
         1990     -19.43%

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    Global Gold               34.28% (2Q 1993)        -31.35% (4Q 1997)

    The following table shows the average annual total returns of the fund's
    Investor Class shares for the periods indicated. The MSCI World Stock Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

                                   1 YEAR     5 YEARS    10 YEARS    LIFE OF FUND(1)
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1999)
          Global Gold              -3.18%     -11.96%     -6.31%        -4.26%
          MSCI World Stock Index   24.93%      19.76%      11.42%     12.99%(2)
          Fund Benchmark           -0.65%     -11.35%      -5.71%     -3.39%(2)

        (1) The fund's inception date is August 17, 1988.

        (2) Since August 31, 1988, the date nearest the fund's inception for which data are available.

Global Gold                                                    Fund Profile

7. HOW DO I SELL FUND SHARES?

  You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Global Gold for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply.
  For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

  Global Gold pays distributions of substantially all of its income, if any, on a semiannual basis in June and December. Distributions from realized capital gains are paid twice a year, usually in March and December. Distributions may be taxable as ordinary income, capital gains or a combination of the two.
  Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

  American Century offers several ways to make it easier for you to manage your account, such as

    * telephone transactions
    * wire and electronic funds transfers
    * 24-hour Automated Information Line transactions
    * 24-hour online Internet account access and transactions

  You will find more information about these choices in Your Guide to American
  Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

  Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or a financial intermediary.

  If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
  Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a
  Service Representative at 1-800-345-3533.

Global Gold                                                    Fund Profile

--------------------------------------------------------------------------------
[american century logo(reg. sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at   WWW.AMERICANCENTURY.COM     [link to web site with arrow]

SH-PRF-19045   0001                      Funds Distributor, Inc., Distributor

[front cover]

AMERICAN CENTURY

Fund Profile

[american century logo(reg. sm)]
American
Century

Global Natural Resources Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about thefund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

[photos of woman and girls blowing bubbles, men talking, woman at computer]

                                                               JANUARY 24, 2000
                                                                 INVESTOR CLASS

 You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
  Investor Centers. See the back cover for additional telephone numbers and our address.

GLOBAL NATURAL RESOURCES FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Global Natural Resources seeks to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in the natural resources industries.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    Global Natural Resources will concentrate its investments in securities of companies engaged in the natural resources industries. The fund's investment strategy utilizes some quantitative management techniques as well as fundamental stock selection. The fund managers build the fund's portfolio using a top-down approach. They first consider factors in the global economy that affect the supply and demand in commodity markets. The managers then review those factors and how they affect particular industries, and determine whether to over- or under-weight certain industries compared to the benchmark. The managers next consider the cost structure of individual companies and analyze the economies of the regions where the companies are located or operate. The managers then create a selection list of stocks for the portfolio.

    The selection list is then compared to the fund's benchmark using portfolio optimization. In portfolio optimization, the managers use a computer model to build a portfolio of stocks from the selection list that they believe will provide the optimal balance between risk and expected return. The goal is to create a fund that provides better returns than the benchmark without taking on significant additional risk. The fund's benchmark is a subset of companies in the energy and basic materials sectors of the Dow Jones World
    Stock Index* (DJWSI).

    The managers do not attempt to time the market. Instead, they intend to keep
    Global Natural Resources essentially fully invested in stocks regardless of the movement of stock prices generally. The managers also may invest up to
    35% of the fund's assets in when-issued and forward commitment agreements if necessary to purchase securities. In these agreements the transaction price and yield are each fixed at the time the commitment is made, but payment typically occurs 15 to 45 days later.

    The fund may invest in securities other than stocks, such as convertible securities, foreign securities other than stocks, short-term instruments and non-leveraged stock index futures contracts. "Non-leveraged" means that the fund may not invest in futures contracts where it would be possible to lose more than the fund invested.

    Additional information about Global Natural Resources' investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING  IN THE FUND?

    * The value of Global Natural Resources' shares depends on the value of the stocks and other securities it owns. The value of the individual securities
    Global Natural Resources owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    * As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    * Because Global Natural Resources concentrates its investments in natural resource companies, it may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries.
    Historically, the securities of some natural resources companies may be subject to broad price fluctuations during periods of economic or financial instability. These fluctuations may cause volatility in the fund's share price.

    * The DJWSI is the property of Dow Jones & Co., Inc.

Global Natural Resources                       American Century Investments

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    *  to buy fund shares directly from American Century

    *  to reinvest dividends in additional shares

    *   to exchange into the Investor Class shares of other American Century funds

    *  to redeem your shares.

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES

     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         Management Fee                               0.68%(1)
         Distribution and Service (12b-1) Fees        None
         Other Expenses                               0.00%(2)
         Total Annual Fund Operating Expenses         0.68%

        (1) Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

        (2) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel and interest, were less than
        0.005% for the most recent fiscal year.

           EXAMPLE

             Assuming you . . .
             * invest $10,000 in the fund
             * redeem your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses shown above
             . . . your cost of investing in the fund would be:

                  1 year         3 years       5 years            10 years
                    $69            $217          $378                $844

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND  PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the Global Natural Resources team:

    JOHN SCHNIEDWIND, Senior Vice President and Group Leader-Quantitative
    Equity, joined American Century in 1982, and supervises the portfolio management team that manages Global Natural Resources. He has degrees from
    Purdue University and an MBA in finance from the University of California.
    He is a Chartered Financial Analyst.

    WILLIAM MARTIN, Vice President and Senior Portfolio Manager, has served on the management team for Global Natural Resources since its inception. He joined American Century in 1989. He has a degree from the University of
    Illinois. He is a Chartered Financial Analyst.

    JOSEPH B. STERLING, Portfolio Manager, joined the team managing Global
    Natural Resources in November 1996. Prior positions held by Mr. Sterling since joining American Century in 1989 include those of Associate Portfolio
    Manager and Research Analyst. He has a bachelor's degree from the University of California-Berkeley.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    * Complete and return an application along with an investment check payable to American Century Investments

    * If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund

    * Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional and
    Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

Global Natural Resources                       American Century Investments

    * Many investors believe that investments in natural resources companies hedge against commodity-price-driven inflation, but there is no guarantee that this historical inverse relationship will continue.

    * Depending on the composition of the sectors, Global Natural Resources may invest in foreign securities, which generally involves greater risks than investing in U.S. securities. These risks are summarized below

       Currency Risk. In addition to changes in the value of the fund's investments, changes in the value of foreign currencies against the U.S.
    dollar also could result in gains or losses to the fund. The value of a share of Global Natural Resources is determined in U.S. dollars. The fund's investments, however, generally are held in the foreign currency of the country where investments are made. As a result, the fund could recognize a gain or loss based solely upon a change in the exchange rate between the foreign currency and the U.S. dollar.

       Political and Economic Risk. Many countries where the fund invests are not as politically or economically developed as the United States. As a result, the economies and political and social structures of these countries could be unstable and exert forces that could cause the value of the fund's investments to decrease. The fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

       Market and Trading Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the fund to buy and sell securities.
    These factors could result in a loss to the fund by causing the fund to be unable to dispose of an investment, by causing the fund to miss an attractive investment opportunity, or by causing fund assets to be uninvested for some period of time.

       Availability of Information. Foreign companies generally are not subject to the regulatory controls or uniform accounting, auditing, and financial reporting standards imposed on U.S. issuers. As a result, there may be less publicly available information about foreign issuers than  is available regarding U.S. issuers.

    In summary, Global Natural Resources is intended for investors who find natural resources companies an appropriate investment and who are willing to accept the increased risk associated with the fund's investment strategy. An investment in the fund should not be considered a complete investment program and is not appropriate for investors who are unable to tolerate rapid fluctuations in the value of their investment.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Global Natural
    Resources' Investor Class shares for each full calendar year since the fund's inception on September 15, 1994. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

[data shown in bar chart]
     Calendar Year-By-Year Returns
           1999      26.50%
           1998      -6.30%
           1997       2.50%
           1996      15.45%
           1995      14.40%

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    Global Natural Resources  12.01% (2Q 1999)        -11.73% (4Q 1997)

    The following table shows the average annual total returns of the fund's
    Investor Class shares for the periods indicated. The Dow Jones World Stock
    Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

                                        1 YEAR       5 YEARS      LIFE OF FUND(1)
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1999)
           Global Natural Resources     26.50%        9.91%           8.61%
           Dow Jones World Stock Index  29.31%       11.90%          10.68%(2)

        (1) The inception date for Global Natural Resources is September 15,
        1994.

        (2) Since September 30, 1994, the date nearest the fund's inception for which data are available.

Global Natural Resources                                       Fund Profile

7. HOW DO I SELL FUND SHARES?

  You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Global Natural Resources for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

  Global Natural Resources pays distributions of substantially all of its income, if any, on a semiannual basis in June and December. Distributions from realized capital gains are paid twice a year, usually in March and December.
  Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold.
  Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

  American Century offers several ways to make it easier for you to manage your account, such as

    * telephone transactions
    * wire and electronic funds transfers
    * 24-hour Automated Information Line transactions
    * 24-hour online Internet account access and transactions

  You will find more information about these choices in Your Guide to American
  Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

  Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or a financial intermediary.

  If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
  Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a
  Service Representative at 1-800-345-3533.

Global Natural Resources                                       Fund Profile

--------------------------------------------------------------------------------
[american century logo(reg. sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at   WWW.AMERICANCENTURY.COM      [link to web site with arrow]

SH-PRF-19046   0001                      Funds Distributor, Inc., Distributor